Loans - Summary of Allowance for Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Oct. 31, 2021	Mar. 04, 2022
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized	$ 2,955	$ 2,958	$ 3,338	$ 2,955
Expected credit loss allowance on debt securities classified at amortized cost	13	12	15	$ 13	$ 15
Canadian Costco credit card portfolio [member]
Disclosure of detailed information about borrowings [line items]
ECL allowances recognized						$ 63
Stage 3 [member] | Financial assets at amortised cost, class [member]
Disclosure of detailed information about borrowings [line items]
Expected credit loss allowance on debt securities classified at amortized cost	$ 11	$ 10	$ 13